Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average Balance of Impaired Loans During the Year	$ 13,028	$ 15,752	$ 13,036	$ 16,040	$ 14,753	$ 18,596	$ 10,166
Interest Income Recognized During Impairment	134	11	188	23	55	138	78
Interest Income Recognized on Cash Basis	$ 173	$ 11	$ 196	$ 21	$ 50	$ 135	$ 78